Intangible assets, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	$ 31,337
Intangible assets at end of period	36,120	$ 31,337
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	16,626	14,482
Exchange differences	1,918	2,144
Additions	0	0
Amortization charge	0	0
Intangible assets at end of period	18,544	16,626
Goodwill | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	16,626	14,482
Intangible assets at end of period	18,544	16,626
Goodwill | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	0	0
Intangible assets at end of period	0	0
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	6,485	5,264
Exchange differences	732	595
Additions	2,306	1,823
Amortization charge	(1,781)	(1,197)
Intangible assets at end of period	7,742	6,485
Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	14,217	11,799
Intangible assets at end of period	17,255	14,217
Software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(7,732)	(6,535)
Intangible assets at end of period	(9,513)	(7,732)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	8,191	7,150
Exchange differences	900	1,407
Additions	423	0
Amortization charge	(413)	(366)
Intangible assets at end of period	9,101	8,191
Trademarks | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	10,525	9,118
Intangible assets at end of period	11,848	10,525
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(2,334)	(1,968)
Intangible assets at end of period	(2,747)	(2,334)
Others
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	35	34
Exchange differences	1	(4)
Additions	768	73
Amortization charge	(71)	(68)
Intangible assets at end of period	733	35
Others | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	510	441
Intangible assets at end of period	1,279	510
Others | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(475)	(407)
Intangible assets at end of period	(546)	(475)
Intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	31,337	26,930
Exchange differences	3,551	4,142
Additions	3,497	1,896
Amortization charge	(2,265)	(1,631)
Intangible assets at end of period	36,120	31,337
Intangible assets | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	41,878	35,840
Intangible assets at end of period	48,926	41,878
Intangible assets | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(10,541)	(8,910)
Intangible assets at end of period	$ (12,806)	$ (10,541)